Quarterly Holdings Report
for
Fidelity® Series Opportunistic Insights Fund
September 30, 2023
O1T-NPRT3-1123
1.951057.110
Common Stocks - 95.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 16.1%
Entertainment - 2.3%
Liberty Media Corp. Liberty Formula One Class C	221,698	13,811,785
Liberty Media Corp. Liberty Live Class C	9,488	304,565
Netflix, Inc. (a)	403,109	152,213,958
The Walt Disney Co. (a)	17,600	1,426,480
Universal Music Group NV	1,221,708	31,881,916
		199,638,704
Interactive Media & Services - 13.8%
Alphabet, Inc.:
Class A (a)	1,418,012	185,561,050
Class C (a)	1,434,900	189,191,565
Bumble, Inc. (a)	61,454	916,894
Epic Games, Inc. (a)(b)(c)	7,100	4,421,596
Meta Platforms, Inc. Class A (a)	2,645,954	794,341,848
		1,174,432,953
Media - 0.0%
Comcast Corp. Class A	22,300	988,782
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	8,600	1,204,430
TOTAL COMMUNICATION SERVICES		1,376,264,869
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.5%
BYD Co. Ltd. (H Shares)	194,000	5,977,184
Hyundai Motor Co. Ltd.	92,420	13,038,458
Li Auto, Inc. ADR (a)	84,600	3,015,990
Rad Power Bikes, Inc. (a)(b)(c)	145,919	97,766
Rivian Automotive, Inc. (a)	11,042	268,100
Tesla, Inc. (a)	26,400	6,605,808
Toyota Motor Corp.	797,500	14,307,412
		43,310,718
Broadline Retail - 4.4%
Amazon.com, Inc. (a)	2,805,840	356,678,381
Coupang, Inc. Class A (a)	400,026	6,800,442
Dollarama, Inc.	32,400	2,232,278
MercadoLibre, Inc. (a)	6,100	7,734,068
		373,445,169
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	5,500	912,285
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	435,500	59,754,955
Booking Holdings, Inc. (a)	4,200	12,952,590
Cava Group, Inc. (d)	43,874	1,343,861
Chipotle Mexican Grill, Inc. (a)	12,154	22,264,062
Deliveroo PLC Class A (a)(e)	1,530,738	2,233,714
Domino's Pizza, Inc.	6,900	2,613,651
Evolution AB (e)	16,900	1,711,416
Hilton Worldwide Holdings, Inc.	165,513	24,856,742
Marriott International, Inc. Class A	19,000	3,734,640
McDonald's Corp.	139,400	36,723,536
Penn Entertainment, Inc. (a)	34,000	780,300
Restaurant Brands International, Inc.	51,600	3,436,201
		172,405,668
Household Durables - 0.5%
Blu Investments LLC (a)(b)(c)	21,093,998	6,539
D.R. Horton, Inc.	63,900	6,867,333
Lennar Corp. Class A	298,154	33,461,823
Mohawk Industries, Inc. (a)	11,031	946,570
PulteGroup, Inc.	1,800	133,290
		41,415,555
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	16,500	335,618
Sega Sammy Holdings, Inc.	43,200	797,570
		1,133,188
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A (a)	7,400	417,138
Academy Sports & Outdoors, Inc.	146,968	6,947,177
Dick's Sporting Goods, Inc.	133,404	14,485,006
Fanatics, Inc. Class A (a)(b)(c)	139,938	10,750,037
Fast Retailing Co. Ltd.	7,700	1,677,177
O'Reilly Automotive, Inc. (a)	40,846	37,123,296
TJX Companies, Inc.	317,600	28,228,288
Ulta Beauty, Inc. (a)	5,003	1,998,448
Wayfair LLC Class A (a)	6,160	373,111
Williams-Sonoma, Inc.	142,114	22,084,516
		124,084,194
Textiles, Apparel & Luxury Goods - 0.3%
China Hongxing Sports Ltd. (a)(c)	22,200	0
Deckers Outdoor Corp. (a)	13,084	6,726,354
Dr. Martens Ltd.	24,809	42,771
lululemon athletica, Inc. (a)	10,834	4,177,699
NIKE, Inc. Class B	57,200	5,469,464
On Holding AG (a)	302,700	8,421,114
Ralph Lauren Corp.	7,600	882,284
Tapestry, Inc.	59,800	1,719,250
		27,438,936
TOTAL CONSUMER DISCRETIONARY		784,145,713
CONSUMER STAPLES - 2.6%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	148,800	8,248,902
Constellation Brands, Inc. Class A (sub. vtg.)	52,200	13,119,426
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	7,800	851,370
PepsiCo, Inc.	272,600	46,189,344
The Coca-Cola Co.	600,050	33,590,799
		101,999,841
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	109,800	5,576,296
Casey's General Stores, Inc.	25,500	6,923,760
Costco Wholesale Corp.	128,937	72,844,248
		85,344,304
Food Products - 0.2%
Mondelez International, Inc.	191,300	13,276,220
Personal Care Products - 0.2%
Kenvue, Inc.	285,318	5,729,185
L'Oreal SA (a)	25,928	10,744,877
L'Oreal SA	621	257,350
Oddity Tech Ltd. (d)	13,700	388,395
Olaplex Holdings, Inc. (a)	466,824	910,307
		18,030,114
TOTAL CONSUMER STAPLES		218,650,479
ENERGY - 7.3%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	14,600	851,180
Oil, Gas & Consumable Fuels - 7.3%
Antero Resources Corp. (a)	16,900	428,922
Birchcliff Energy Ltd. (d)	75,900	432,517
Cameco Corp.	53,800	2,132,632
Canadian Natural Resources Ltd.	359,600	23,255,854
Cheniere Energy, Inc.	96,936	16,087,499
Chevron Corp.	104,900	17,688,238
ConocoPhillips Co.	827,077	99,083,825
Diamondback Energy, Inc.	93,246	14,441,940
EOG Resources, Inc.	275,900	34,973,084
Exxon Mobil Corp.	2,038,700	239,710,346
Hess Corp.	477,622	73,076,166
Marathon Petroleum Corp.	46,700	7,067,578
Occidental Petroleum Corp.	610,500	39,609,240
Pioneer Natural Resources Co.	56,700	13,015,485
PrairieSky Royalty Ltd.	95,300	1,751,289
Reliance Industries Ltd.	29,800	841,585
Suncor Energy, Inc.	61,300	2,108,097
Tourmaline Oil Corp. (d)	32,700	1,645,533
Valero Energy Corp.	278,700	39,494,577
		626,844,407
TOTAL ENERGY		627,695,587
FINANCIALS - 12.4%
Banks - 2.0%
AIB Group PLC	263,600	1,187,224
Banco Santander SA (Spain)	1,006,700	3,833,583
Bank of America Corp.	1,747,862	47,856,462
Bank of Ireland Group PLC	343,600	3,374,789
East West Bancorp, Inc.	20,800	1,096,368
First Citizens Bancshares, Inc.	3,400	4,692,340
JPMorgan Chase & Co.	517,424	75,036,828
Nu Holdings Ltd. (a)	645,700	4,681,325
Royal Bank of Canada	194,000	16,954,022
Starling Bank Ltd. Series D (a)(b)(c)	1,611,012	6,545,434
Wells Fargo & Co.	141,100	5,765,346
		171,023,721
Capital Markets - 0.7%
BlackRock, Inc. Class A	600	387,894
Brookfield Asset Management Ltd.:
Class A	4,520	150,617
Class A	51,900	1,730,346
Brookfield Corp. (Canada) Class A	34,000	1,063,118
Coinbase Global, Inc. (a)(d)	56,331	4,229,331
Goldman Sachs Group, Inc.	2,873	929,617
London Stock Exchange Group PLC	38,800	3,888,766
Morgan Stanley	388,100	31,696,127
MSCI, Inc.	6,211	3,186,740
TulCo LLC (a)(b)(c)(f)	7,549	6,177,573
UBS Group AG	148,360	3,677,597
		57,117,726
Consumer Finance - 0.1%
American Express Co.	80,500	12,009,795
Financial Services - 7.8%
Berkshire Hathaway, Inc. Class A (a)	1,004	533,602,908
MasterCard, Inc. Class A	45,200	17,895,132
PayPal Holdings, Inc. (a)	29,900	1,747,954
Visa, Inc. Class A	475,300	109,323,753
		662,569,747
Insurance - 1.8%
American International Group, Inc.	394,600	23,912,760
Aon PLC	4,400	1,426,568
Arthur J. Gallagher & Co.	43,411	9,894,669
Chubb Ltd.	118,368	24,641,850
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,600	24,163,145
Intact Financial Corp.	122,785	17,900,891
Marsh & McLennan Companies, Inc.	57,400	10,923,220
Progressive Corp.	174,300	24,279,990
The Travelers Companies, Inc.	128,308	20,953,979
		158,097,072
TOTAL FINANCIALS		1,060,818,061
HEALTH CARE - 13.9%
Biotechnology - 6.1%
Alnylam Pharmaceuticals, Inc. (a)	27,000	4,781,700
Argenx SE (a)	1,715	838,339
Argenx SE ADR (a)	36,709	18,047,246
Arrowhead Pharmaceuticals, Inc. (a)	25,600	687,872
Exact Sciences Corp. (a)	11,200	764,064
Galapagos NV sponsored ADR (a)	82,379	2,846,194
Gilead Sciences, Inc.	95,300	7,141,782
Krystal Biotech, Inc. (a)	4,700	545,200
Legend Biotech Corp. ADR (a)	88,443	5,940,716
Moonlake Immunotherapeutics (a)	35,000	1,995,000
Recursion Pharmaceuticals, Inc. (a)(d)	243,800	1,865,070
Regeneron Pharmaceuticals, Inc. (a)	278,361	229,079,969
Roivant Sciences Ltd. (a)	151,200	1,766,016
Sarepta Therapeutics, Inc. (a)	8,800	1,066,736
United Therapeutics Corp. (a)	83,974	18,967,207
Vertex Pharmaceuticals, Inc. (a)	641,300	223,005,662
Zai Lab Ltd. (a)	222,960	545,601
		519,884,374
Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	21,500	1,656,790
Boston Scientific Corp. (a)	310,000	16,368,000
Intuitive Surgical, Inc. (a)	176,350	51,545,342
Straumann Holding AG	13,083	1,675,127
Stryker Corp.	15,500	4,235,685
		75,480,944
Health Care Providers & Services - 2.0%
23andMe Holding Co. Class A (a)	137,179	134,120
Cencora, Inc.	2,800	503,916
HCA Holdings, Inc.	35,000	8,609,300
UnitedHealth Group, Inc.	318,678	160,674,261
		169,921,597
Health Care Technology - 0.0%
Schrodinger, Inc. (a)(d)	29,595	836,651
Life Sciences Tools & Services - 0.3%
Danaher Corp.	66,335	16,457,714
Medpace Holdings, Inc. (a)	1,000	242,130
Mettler-Toledo International, Inc. (a)	4,856	5,380,788
Thermo Fisher Scientific, Inc.	6,260	3,168,624
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	59,096	2,901,023
		28,150,279
Pharmaceuticals - 4.6%
Eli Lilly & Co.	445,552	239,319,346
Intra-Cellular Therapies, Inc. (a)	31,880	1,660,629
Johnson & Johnson	117,379	18,281,779
Merck & Co., Inc.	994,400	102,373,480
Novo Nordisk A/S Series B	84,200	7,666,516
Nuvation Bio, Inc. (a)	82,324	110,314
Royalty Pharma PLC	587,200	15,936,608
Structure Therapeutics, Inc. ADR	34,200	1,724,364
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	97,500	994,500
Ventyx Biosciences, Inc. (a)	14,200	493,166
Verona Pharma PLC ADR (a)	32,200	524,860
Zoetis, Inc. Class A	50,400	8,768,592
		397,854,154
TOTAL HEALTH CARE		1,192,127,999
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	72,500	29,649,600
Northrop Grumman Corp.	18,500	8,143,515
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	212,910	17,245,710
Class C (a)(b)(c)	7,830	634,230
TransDigm Group, Inc. (a)	11,800	9,948,934
		65,621,989
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	77,015	12,004,328
Zipline International, Inc. (a)(b)(c)	28,830	1,158,966
		13,163,294
Building Products - 0.3%
Carrier Global Corp.	75,200	4,151,040
Toto Ltd.	2,520	65,028
Trane Technologies PLC	117,200	23,781,052
		27,997,120
Commercial Services & Supplies - 0.4%
Cintas Corp.	23,731	11,414,848
Clean Harbors, Inc. (a)	98,875	16,547,720
Clean TeQ Water Pty Ltd. (a)	2,653	665
GFL Environmental, Inc.	21,800	692,239
Republic Services, Inc.	24,300	3,462,993
Waste Connections, Inc. (United States)	6,239	837,898
		32,956,363
Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	29,978	1,091,588
Electrical Equipment - 1.5%
AMETEK, Inc.	11,700	1,728,792
Eaton Corp. PLC	351,000	74,861,280
Hubbell, Inc. Class B	132,656	41,575,717
nVent Electric PLC	63,700	3,375,463
Regal Rexnord Corp.	5,700	814,416
Vertiv Holdings Co.	126,200	4,694,640
		127,050,308
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd.	324,600	24,127,823
J.B. Hunt Transport Services, Inc.	6,778	1,277,789
Old Dominion Freight Lines, Inc.	24,400	9,983,016
Uber Technologies, Inc. (a)	107,700	4,953,123
Union Pacific Corp.	19,500	3,970,785
		44,312,536
Industrial Conglomerates - 0.9%
General Electric Co.	705,537	77,997,115
Machinery - 1.0%
Caterpillar, Inc.	56,000	15,288,000
Deere & Co.	68,600	25,888,268
Fortive Corp.	145,425	10,784,718
Illinois Tool Works, Inc.	3,600	829,116
Indutrade AB	34,800	645,639
Ingersoll Rand, Inc.	27,000	1,720,440
PACCAR, Inc.	289,790	24,637,946
Parker Hannifin Corp.	15,500	6,037,560
		85,831,687
Passenger Airlines - 0.3%
Copa Holdings SA Class A	19,867	1,770,547
Ryanair Holdings PLC sponsored ADR (a)	233,600	22,708,256
		24,478,803
Professional Services - 0.2%
Thomson Reuters Corp.	23,091	2,824,812
Verisk Analytics, Inc.	48,300	11,410,392
		14,235,204
Trading Companies & Distributors - 0.6%
United Rentals, Inc.	60,700	26,985,399
W.W. Grainger, Inc.	41,519	28,724,505
		55,709,904
TOTAL INDUSTRIALS		570,445,911
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	274,149	50,424,226
Motorola Solutions, Inc.	9,500	2,586,280
		53,010,506
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp. Class A	1,876,087	157,572,547
CDW Corp.	56,236	11,346,175
Jabil, Inc.	59,900	7,600,711
		176,519,433
IT Services - 1.3%
Accenture PLC Class A	266,229	81,761,588
ASAC II LP (a)(b)(c)	2,013,117	338,204
Cloudflare, Inc. (a)	41,600	2,622,464
Gartner, Inc. (a)	10,813	3,715,455
MongoDB, Inc. Class A (a)	11,900	4,115,734
Okta, Inc. (a)	39,900	3,252,249
Shopify, Inc. Class A (a)	169,668	9,261,318
X Holdings Corp. Class A (b)(c)	32,510	1,148,253
		106,215,265
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	691,353	71,084,915
Advantest Corp.	78,000	2,175,694
Allegro MicroSystems LLC (a)	10,900	348,146
Analog Devices, Inc.	352,200	61,666,698
Applied Materials, Inc.	44,300	6,133,335
Arm Holdings Ltd. ADR (d)	78,900	4,222,728
ASML Holding NV (depository receipt)	1,700	1,000,722
Broadcom, Inc.	23,400	19,435,572
First Solar, Inc. (a)	25,600	4,136,704
Lam Research Corp.	1,300	814,801
Lattice Semiconductor Corp. (a)	300,991	25,864,157
Marvell Technology, Inc.	500	27,065
Monolithic Power Systems, Inc.	38,232	17,663,184
NVIDIA Corp.	897,060	390,212,129
ON Semiconductor Corp. (a)	491,000	45,638,450
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	128,900	11,201,410
		661,625,710
Software - 8.8%
Adobe, Inc. (a)	63,766	32,514,283
Atlassian Corp. PLC (a)	5,300	1,068,003
Cadence Design Systems, Inc. (a)	487,262	114,165,487
Check Point Software Technologies Ltd. (a)	25,700	3,425,296
Clear Secure, Inc. (d)	123,430	2,350,107
Confluent, Inc. (a)	25,300	749,133
Dynatrace, Inc. (a)	234,800	10,972,204
Fortinet, Inc. (a)	206,327	12,107,268
HubSpot, Inc. (a)	7,800	3,841,500
Intuit, Inc.	9,483	4,845,244
Klaviyo, Inc. Class A (d)	20,600	710,700
Magic Leap, Inc.:
Class A (a)(c)	72,297	105,554
warrants (a)(c)	39,573	57,777
Microsoft Corp.	1,471,949	464,767,897
Palo Alto Networks, Inc. (a)	46,800	10,971,792
Roper Technologies, Inc.	4,600	2,227,688
Salesforce, Inc. (a)	302,394	61,319,455
Samsara, Inc. (a)	6,900	173,949
ServiceNow, Inc. (a)	13,400	7,490,064
Stripe, Inc. Class B (a)(b)(c)	26,700	486,741
Synopsys, Inc. (a)	34,900	16,018,053
Tanium, Inc. Class B (a)(b)(c)	408,212	3,061,590
		753,429,785
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	1,950,900	334,013,589
Dell Technologies, Inc.	19,519	1,344,859
Samsung Electronics Co. Ltd.	17,090	861,980
		336,220,428
TOTAL INFORMATION TECHNOLOGY		2,087,021,127
MATERIALS - 3.0%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	29,500	8,360,300
Linde PLC	7,000	2,606,450
Sherwin-Williams Co.	19,734	5,033,157
Westlake Corp.	95,652	11,924,935
		27,924,842
Construction Materials - 0.0%
Eagle Materials, Inc.	4,800	799,296
Vulcan Materials Co.	16,700	3,373,734
		4,173,030
Metals & Mining - 2.7%
B2Gold Corp.	1,897,333	5,447,892
Cleveland-Cliffs, Inc. (a)	23,053	360,318
Franco-Nevada Corp.	316,617	42,269,215
Freeport-McMoRan, Inc.	766,200	28,571,598
Ivanhoe Electric, Inc. (a)	327,100	3,892,490
Ivanhoe Mines Ltd. (a)	3,502,887	30,019,219
Lundin Gold, Inc.	29,100	326,726
Novagold Resources, Inc. (a)	493,634	1,889,856
Nucor Corp.	449,773	70,322,009
Orla Mining Ltd. (a)	997,300	3,524,417
Steel Dynamics, Inc.	246,340	26,412,575
Wheaton Precious Metals Corp.	332,000	13,473,101
		226,509,416
TOTAL MATERIALS		258,607,288
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group, Inc.	1,000	95,233
UTILITIES - 0.3%
Electric Utilities - 0.3%
Constellation Energy Corp.	175,148	19,105,144
PG&E Corp. (a)	396,600	6,397,158
		25,502,302
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	29,800	988,764
TOTAL UTILITIES		26,491,066
TOTAL COMMON STOCKS (Cost $4,593,662,803)		8,202,363,333

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	37,932	8,862,812
Reddit, Inc.:
Series E(a)(b)(c)	9,600	316,704
Series F(a)(b)(c)	49,896	1,646,069
		10,825,585
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	19,024	12,746
Series C(a)(b)(c)	74,857	119,771
Series D(a)(b)(c)	127,700	321,804
		454,321
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	800	207,480

TOTAL CONSUMER DISCRETIONARY		661,801

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	3,340	226,018
Series H(a)(b)(c)	3,970	268,650
		494,668
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	13,266	56,115

TOTAL CONSUMER STAPLES		550,783

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	38,025	817,918

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	194,500	746,880

Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(b)(c)	79,800	1,143,534
Series F(a)(b)(c)	4,099	58,739
Somatus, Inc. Series E (a)(b)(c)	842	861,720
		2,063,993
TOTAL HEALTH CARE		2,810,873

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (a)(b)(c)	125,290	2,649,884
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	36,460	29,532,600
Series H(a)(b)(c)	7,256	5,877,360
Series N(a)(b)(c)	24,552	19,887,120
		57,946,964
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	66,084	2,656,577
Series F(c)	129,467	5,204,573
		7,861,150
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	15,787	1,732,623

TOTAL INDUSTRIALS		67,540,737

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Delphix Corp. Series D (a)(b)(c)	232,855	898,820
Moloco, Inc. Series A (b)(c)	35,442	2,126,520
Nuro, Inc.:
Series C(a)(b)(c)	190,290	1,103,682
Series D(a)(b)(c)	36,736	213,069
Stripe, Inc.:
Series H(a)(b)(c)	11,500	209,645
Series I(b)(c)	128,075	2,334,807
Tenstorrent, Inc. Series C1 (a)(b)(c)	12,300	682,527
		7,569,070
TOTAL CONVERTIBLE PREFERRED STOCKS		90,776,767
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	397,500	5,958,525

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	61,811	1,329,555

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (a)(c)	275,569	1,452,249

TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,740,329
TOTAL PREFERRED STOCKS (Cost $61,341,862)		99,517,096

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $680,000)	680,000	634,440

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	335,130,454	335,197,480
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	15,587,599	15,589,158
TOTAL MONEY MARKET FUNDS (Cost $350,786,638)		350,786,638

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $5,006,471,303)	8,653,301,507
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(105,836,240)
NET ASSETS - 100.0%	8,547,465,267

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $142,509,851 or 1.7% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,945,130 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAC II LP	10/10/13	155,030

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,628,745

Blu Investments LLC	5/21/20	36,484

Bowery Farming, Inc. Series C1	5/18/21	799,267

ByteDance Ltd. Series E1	11/18/20	4,156,368

Circle Internet Financial Ltd. Series E	5/11/21	1,003,200

Circle Internet Financial Ltd. Series F	5/09/22	1,602,374

Delphix Corp. Series D	7/10/15	2,095,695

Discord, Inc. Series I	9/15/21	440,500

ElevateBio LLC Series C	3/09/21	815,928

Epic Games, Inc.	7/13/20 - 7/30/20	4,082,500

Fanatics, Inc. Class A	8/13/20 - 12/15/21	4,645,244

GoBrands, Inc. Series G	3/02/21	834,056

GoBrands, Inc. Series H	7/22/21	1,542,308

Lyra Health, Inc. Series E	1/14/21	730,697

Lyra Health, Inc. Series F	6/04/21	64,372

Moloco, Inc. Series A	6/26/23	2,126,520

Nuro, Inc. Series C	10/30/20	2,484,160

Nuro, Inc. Series D	10/29/21	765,788

Rad Power Bikes, Inc.	1/21/21	703,890

Rad Power Bikes, Inc. Series A	1/21/21	91,769

Rad Power Bikes, Inc. Series C	1/21/21	361,098

Rad Power Bikes, Inc. Series D	9/17/21	1,223,851

Reddit, Inc. Series E	5/18/21	407,752

Reddit, Inc. Series F	8/11/21	3,083,293

Relativity Space, Inc. Series E	5/27/21	2,861,010

Somatus, Inc. Series E	1/31/22	734,759

Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	3,185,238

Space Exploration Technologies Corp. Class C	9/11/17	105,705

Space Exploration Technologies Corp. Series G	1/20/15	2,824,191

Space Exploration Technologies Corp. Series H	8/04/17	979,560

Space Exploration Technologies Corp. Series N	8/04/20	6,629,040

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,151,959

Stripe, Inc. Class B	5/18/21	1,071,428

Stripe, Inc. Series H	3/15/21	461,438

Stripe, Inc. Series I	3/20/23 - 5/12/23	2,578,680

Tanium, Inc. Class B	4/21/17 - 9/18/20	3,439,433

Tenstorrent, Inc. Series C1	4/23/21	731,288

Tenstorrent, Inc. 0%	4/23/21	680,000

TulCo LLC	8/24/17 - 12/14/17	2,627,308

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	2,321,976

X Holdings Corp. Class A	10/25/22	3,251,000

Zipline International, Inc.	10/12/21	1,037,880

Zipline International, Inc. Series E	12/21/20	2,156,281

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	440,690,320	1,888,556,187	1,994,049,027	10,938,033	-	-	335,197,480	0.8%
Fidelity Securities Lending Cash Central Fund 5.39%	6,128,103	241,867,297	232,406,242	41,713	-	-	15,589,158	0.1%
Total	446,818,423	2,130,423,484	2,226,455,269	10,979,746	-	-	350,786,638

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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